                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM 24F-2

                       Annual Notice of Securities Sold
                            Pursuant to Rule 24f-2



-------------------------------------------------------------------------------
 1.    Name and address of issuer:

       Northwestern Mutual Series Fund, Inc.
       720 East Wisconsin Avenue
       Milwaukee, Wisconsin 53202

-------------------------------------------------------------------------------
 2.    Name of each series or class of funds for which this Form is filed.
       (If the Form is being filed for all series and classes of funds of the issuer, check the box but do not list series or classes): [X]

-------------------------------------------------------------------------------
 3.    Investment Company Act File Number:

       811-3990

       Securities Act File Number:

       2-89971

-------------------------------------------------------------------------------
 4(a). Last day of fiscal year for which this Form is filed:

       December 31, 2005

-------------------------------------------------------------------------------
 4(b). [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).

-------------------------------------------------------------------------------
 4(c). [ ] Check box if this is the last time the issuer will be filing this Form.

-------------------------------------------------------------------------------
 5.  Calculation  of registration fee:

    (i) Aggregate sale price of securities
        sold during the fiscal year pursuant
        to section 24(f):                                   $144,033,613*
                                                           --------------

   (ii) Aggregate price of securities
        redeemed or repurchased during
        the fiscal year:                     $222,085,994#
                                             -------------

  (iii) Aggregate price of securities
        redeemed or repurchased during
        any prior fiscal year ending
        no earlier than October 11,
        1995 that were not previously
        used to reduce registration
        fees payable to the Commission:      $ 180,674,144
                                             -------------

   (iv) Total available redemption credits
        [add items 5(ii) and 5(iii)]:                       $ 402,760,138
                                                           --------------

    (v) Net sales - if item 5(i) is greater
        than 5(iv) [subtract item 5(iv)
        from item 5(i)]:                                    $           0
                                                           --------------

   (vi) Redemption credits available for
        use in future years - if item 5(i)
        is less than item 5(iv)
        [subtract item 5(iv) from item
        5(i)]:                               $ 258,726,525
                                             -------------

  (vii) Multiplier for determining
        registration fee:                                        x.000107
                                                           --------------

 (viii) Registration fee due [multiply
        item 5(v)by item 5(vii)]
        (enter "0" if no fee is due):                      =$           0
                                                           ==============

-----------------------------------------------------------------------------

------------------------------------------------------------------------------
 6. Prepaid Shares

    If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0.

------------------------------------------------------------------------------
 7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year:
                                                           +$ 0
                                                           ----

------------------------------------------------------------------------------
 8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                           =$ 0
                                                           ====

------------------------------------------------------------------------------
 9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: No fee due

        Method of Delivery:

                  [ ]  Wire Transfer
                  [ ]  Mail or other means

------------------------------------------------------------------------------

                                  SIGNATURES

This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.

By: /s/ BARBARA E. COURTNEY
    -------------------------------
    Barbara E. Courtney
    Controller, Northwestern Mutual
      Series Fund, Inc.

                                              Date: March 1, 2006
--------
* Excludes $1,736,621,293 of aggregate sale price for securities sold to unmanaged separate accounts offering interests therein that are registered under the Securities Act and on which a registration fee has been or will be paid, in accordance with Instruction C.3 to Form 24f-2.
# Excludes $1,284,725,280 aggregate redemption price for shares excluded in
  Item 5(i) above.